INITIAL PUBLIC OFFERING (Q2) (Details) - $ / shares			6 Months Ended
	Aug. 24, 2020	Aug. 18, 2020	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2020
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)	23,000,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Over Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)	3,000,000
Purchase price per unit	$ 10.00	$ 10.00
Class A Common Stock | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)		20,000,000
Purchase price per unit		$ 10.00	$ 11.50
Number of ordinary shares per unit			1
Number of public warrants per unit			1
Warrants exercise ratio			1